UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            February 13, 2012

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $43,146


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

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                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Alkermes PLC                        Shs            G01767105   1,005     57,900  Sh        Defined      02        57,900    0    0
Apple Inc                           Com            037833100   1,944      4,800  Sh        Defined      02         4,800    0    0
Comcast Corp New                    Cl A           20030N101   1,477     62,300  Sh        Defined      02        62,300    0    0
Complete Production Services Inc    Com            20453E109   5,849    174,276  Sh        Defined      02       174,276    0    0
Enzon Pharmaceuticals Inc           Note           293904AE8     792    785,000  Prn       Defined      02       785,000    0    0
Goodrich Corp                       Com            382388106   3,055     24,700  Sh        Defined      02        24,700    0    0
Grifols S A                         Sp Adr         398438309   2,768    500,514  Sh        Defined      02       500,514    0    0
Healthspring Inc                    Com            42224N101   1,129     20,700  Sh        Defined      02        20,700    0    0
Magma Design Automation Inc         Com            559181102     458     63,800  Sh        Defined      02        63,800    0    0
Netlogic Microsystems Inc           Com            64118B100   5,591    112,800  Sh        Defined      02       112,800    0    0
Novellus Systems Inc                Com            670008101     487     11,800  Sh        Defined      02        11,800    0    0
Pharmasset Inc                      Com            71715N106   4,449     34,700  Sh        Defined      02        34,700    0    0
Proshares Short QQQ                 Pshs           74347R602   1,505     48,100  Sh        Defined      02        48,100    0    0
Rightnow Technologies Inc           Com            76657R106     731     17,100  Sh        Defined      02        17,100    0    0
S1 Corp                             Com            78463B101   4,332    452,700  Sh        Defined      02       452,700    0    0
Sanofi                              Right          80105N113     598    498,115  Sh        Defined      02       498,115    0    0
Sonosite Inc                        Com            83568G104     447      8,300  Sh        Defined      02         8,300    0    0
Southern Union Co                   Com            844030106     935     22,200  Sh        Defined      02        22,200    0    0
Successfactors Inc                  Com            864596101     550     13,800  Sh        Defined      02        13,800    0    0
Temple Inland Inc                   Com            879868107   4,611    145,400  Sh        Defined      02       145,400    0    0
Vulcan Materials Co                 Com            929160109     433     11,000  Sh        Defined      02        11,000    0    0